ACCOUNTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Accounts and other receivables
Category	December 31, 2019	December 31, 2018
Current
GST and HST receivables	$231	$71
Quebec mining tax receivables	-	61
Other receivables	72	17
Total current accounts and other receivables	$303	$149

Non-current
Mexican VAT receivable	103	90

Total accounts and other receivables	$406	$239